Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000.00
Previously Paid Amount	0.00
Total Fee Amount	34.52
Total Offset Amount	0.00
Net Fee	34.52
Narrative - Max Aggregate Offering Price	$ 250,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true